Basis of Presentation (Details) (USD $)	3 Months Ended		9 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Jun. 30, 2014
Class of Stock [Line Items]
Separation costs	$ 600,000	$ 0	$ 34,600,000	$ 0
Notes receivable from ADP and its affiliates	0		0			40,600,000
Notes payable to ADP and its affiliates	0		0			21,900,000
Current deferred costs	116,400,000		116,400,000			120,300,000
Long-term deferred costs	162,200,000		162,200,000			166,800,000
Software, costs incurred prior to the establishment of technological feasibility	43,300,000	41,500,000	127,200,000	123,400,000
Long-term debt	993,800,000		993,800,000			0
Senior Notes
Class of Stock [Line Items]
Long-term debt	750,000,000		750,000,000
Fair Value, Inputs, Level 2 | Senior Notes
Class of Stock [Line Items]
Approximate aggregate fair value of senior notes	764,400,000		764,400,000
Software Service, Support and Maintenance Arrangement
Class of Stock [Line Items]
Recognition period for upfront charges related to software licenses, support and maintenance			5 years
ADP
Class of Stock [Line Items]
Royalty fees		5,600,000	5,700,000	16,300,000
Cost of services received from affiliated companies		5,200,000	5,500,000	14,200,000
Notes receivable from ADP and its affiliates	0		0			40,600,000
Notes payable to ADP and its affiliates	0		0			21,900,000
Interest income on notes receivable from affiliated parties		200,000	200,000	600,000
Interest expense on notes payable with affiliated parties		300,000	200,000	700,000
Overhead Expense
Class of Stock [Line Items]
Allocated expenses from services provided by ADP		7,400,000	7,100,000	21,900,000
Payroll Processing
Class of Stock [Line Items]
Allocated expenses from services provided by ADP		$ 300,000	$ 400,000	$ 900,000
Common Stock
Class of Stock [Line Items]
Shares of CDK distributed to ADP shareholders of record, common stock, in percentage					100.00%